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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

                               -----------------

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-2361

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                        ING INTERMEDIATE BOND PORTFOLIO
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)


       (Name and address of agent for service)      With copies to:


               Theresa K. Kelety, Esq.           Philip H. Newman, Esq.
                 ING Investments, LLC             Goodwin Procter, LLP
       7337 E. Doubletree Ranch Road, Suite 100      Exchange Place
                 Scottsdale, AZ 85258               53 State Street
                                                    Boston, MA 02109


      Registrant's telephone number, including area code: (800) 992-0180

                               -----------------

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 - June 30, 2013

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-02361
Reporting Period: 07/01/2012 - 06/30/2013
ING Intermediate Bond Portfolio


======================= ING Intermediate Bond Portfolio ========================


ING SEPARATE PORTFOLIOS TRUST (ING EMERGING MARKETS CORPORATE DEBT FUND)

Ticker:       IMCDX          Security ID:  449812304
Meeting Date: MAY 13, 2013   Meeting Type: Special
Record Date:  FEB 12, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Advisory Agreement   For       F=86.05%     Management
                                                        A=4.84%
                                                        AB=9.11%
3     Approve Sub-Advisory Agreement          For       F=85.48%     Management
                                                        A=5.07%
                                                        AB=9.45%
4.01  Elect Trustee Colleen D. Baldwin        For       F=95.61%     Management
                                                        W=4.39%
4.02  Elect Trustee John V. Boyer             For       F=95.60%     Management
                                                        W=4.40%
4.03  Elect Trustee Patricia W. Chadwick      For       F=95.60%     Management
                                                        W=4.40%
4.04  Elect Trustee Albert E. DePrince, Jr.   For       F=95.60%     Management
                                                        W=4.40%
4.05  Elect Trustee Peter S. Drotch           For       F=95.67%     Management
                                                        W=4.33%
4.06  Elect Trustee J. Michael Earley         For       F=95.60%     Management
                                                        W=4.40%
4.07  Elect Trustee Martin J. Gavin           For       F=95.75%     Management
                                                        W=4.25%
4.08  Elect Trustee Russell H. Jones          For       F=95.72%     Management
                                                        W=4.29%
4.09  Elect Trustee Patrick W. Kenny          For       F=95.66%     Management
                                                        W=4.34%
4.10  Elect Trustee Shaun P. Mathews          For       F=95.58%     Management
                                                        W=4.42%
4.11  Elect Trustee Joseph E. Obermeyer       For       F=95.63%     Management
                                                        W=4.37%
4.12  Elect Trustee Sheryl K. Pressler        For       F=95.63%     Management
                                                        W=4.37%
4.13  Elect Trustee Roger B. Vincent          For       F=95.58%     Management
                                                        W=4.42%
8     Approve Modification to Current         For       F=82.19%     Management
      Manager-of-Managers Policy                        A=9.41%
                                                        AB=8.40%



NOTE: The above meeting was proportionally voted. F=For, A=Against, AB=Abstain, W=Withhold


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ING SEPARATE PORTFOLIOS TRUST (ING EMERGING MARKETS HARD CURRENCY DEBT FUND)

Ticker:       IHCSX          Security ID:  449812403
Meeting Date: MAY 13, 2013   Meeting Type: Special
Record Date:  FEB 12, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Advisory Agreement   For       F=86.05%     Management
                                                        A=4.84%
                                                        AB=9.11%
3     Approve Sub-Advisory Agreement          For       F=85.48%     Management
                                                        A=5.07%
                                                        AB=9.45%
4.01  Elect Trustee Colleen D. Baldwin        For       F=95.61%     Management
                                                        W=4.39%
4.02  Elect Trustee John V. Boyer             For       F=95.60%     Management
                                                        W=4.40%
4.03  Elect Trustee Patricia W. Chadwick      For       F=95.60%     Management
                                                        W=4.40%
4.04  Elect Trustee Albert E. DePrince, Jr.   For       F=95.60%     Management
                                                        W=4.40%
4.05  Elect Trustee Peter S. Drotch           For       F=95.67%     Management
                                                        W=4.33%
4.06  Elect Trustee J. Michael Earley         For       F=95.60%     Management
                                                        W=4.40%
4.07  Elect Trustee Martin J. Gavin           For       F=95.75%     Management
                                                        W=4.25%
4.08  Elect Trustee Russell H. Jones          For       F=95.72%     Management
                                                        W=4.29%
4.09  Elect Trustee Patrick W. Kenny          For       F=95.66%     Management
                                                        W=4.34%
4.10  Elect Trustee Shaun P. Mathews          For       F=95.58%     Management
                                                        W=4.42%
4.11  Elect Trustee Joseph E. Obermeyer       For       F=95.63%     Management
                                                        W=4.37%
4.12  Elect Trustee Sheryl K. Pressler        For       F=95.63%     Management
                                                        W=4.37%
4.13  Elect Trustee Roger B. Vincent          For       F=95.58%     Management
                                                        W=4.42%
8     Approve Modification to Current         For       F=82.19%     Management
      Manager-of-Managers Policy                        A=9.41%
                                                        AB=8.40%



NOTE: The above meeting was proportionally voted. F=For, A=Against, AB=Abstain, W=Withhold


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ING SEPARATE PORTFOLIOS TRUST (ING EMERGING MARKETS LOCAL CURRENCY DEBT FUND)

Ticker:       ILCDX          Security ID:  449812502
Meeting Date: MAY 13, 2013   Meeting Type: Special
Record Date:  FEB 12, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Advisory Agreement   For       F=86.05%     Management
                                                        A=4.84%
                                                        AB=9.11%
3     Approve Sub-Advisory Agreement          For       F=85.48%     Management
                                                        A=5.07%
                                                        AB=9.45%
4.01  Elect Trustee Colleen D. Baldwin        For       F=95.61%     Management
                                                        W=4.39%
4.02  Elect Trustee John V. Boyer             For       F=95.60%     Management
                                                        W=4.40%
4.03  Elect Trustee Patricia W. Chadwick      For       F=95.60%     Management
                                                        W=4.40%
4.04  Elect Trustee Albert E. DePrince, Jr.   For       F=95.60%     Management
                                                        W=4.40%
4.05  Elect Trustee Peter S. Drotch           For       F=95.67%     Management
                                                        W=4.33%
4.06  Elect Trustee J. Michael Earley         For       F=95.60%     Management
                                                        W=4.40%
4.07  Elect Trustee Martin J. Gavin           For       F=95.75%     Management
                                                        W=4.25%
4.08  Elect Trustee Russell H. Jones          For       F=95.72%     Management
                                                        W=4.29%
4.09  Elect Trustee Patrick W. Kenny          For       F=95.66%     Management
                                                        W=4.34%
4.10  Elect Trustee Shaun P. Mathews          For       F=95.58%     Management
                                                        W=4.42%
4.11  Elect Trustee Joseph E. Obermeyer       For       F=95.63%     Management
                                                        W=4.37%
4.12  Elect Trustee Sheryl K. Pressler        For       F=95.63%     Management
                                                        W=4.37%
4.13  Elect Trustee Roger B. Vincent          For       F=95.58%     Management
                                                        W=4.42%
8     Approve Modification to Current         For       F=82.19%     Management
      Manager-of-Managers Policy                        A=9.41%
                                                        AB=8.40%



NOTE: The above meeting was proportionally voted. F=For, A=Against, AB=Abstain, W=Withhold



========== END N-PX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING INTERMEDIATE BOND PORTFOLIO

By:  /s/ Shaun P. Mathews
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     Shaun P. Mathews
     President and Chief Executive Officer

Date: August 23, 2013